UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Donoghue Forlines Dividend Fund

Class A (PWDAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$201	1.88%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by the rally in equity markets. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Dividend Fund
Donoghue Forlines Dividend Fund - with load
Russell 1000® Index
Russell 1000® Value Index
Syntax US LargeCap 500 Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$36,494
$35,016
$24,084
$14,427
$13,703
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Donoghue Forlines Dividend Fund	Donoghue Forlines Dividend Fund - with load	Russell 1000® Index	Russell 1000® Value Index	Syntax US LargeCap 500 Total Return Index
06/30/15	$10,000	$9,498	$10,000	$10,000	$10,000
06/30/16	$10,375	$9,854	$10,293	$10,286	$10,349
06/30/17	$11,407	$10,834	$12,149	$11,883	$12,241
06/30/18	$11,595	$11,013	$13,916	$12,688	$14,050
06/30/19	$10,920	$10,372	$15,310	$13,762	$15,540
06/30/20	$9,230	$8,767	$16,455	$12,546	$16,911
06/30/21	$12,584	$11,952	$23,543	$18,026	$24,012
06/30/22	$11,978	$11,376	$20,474	$16,797	$20,987
06/30/23	$11,641	$11,057	$24,438	$18,735	$25,081
06/30/24	$12,623	$11,989	$30,274	$21,181	$31,425
06/30/25	$14,427	$13,703	$35,016	$24,084	$36,494

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend Fund
Without Load	14.29%	9.34%	3.73%
With Load	8.59%	8.22%	3.20%
Russell 1000® Index	15.66%	16.30%	13.35%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Syntax US LargeCap 500 Total Return Index	16.13%	16.63%	13.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$67,438,461
  Number of Portfolio Holdings53
  Advisory Fee $618,546
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.4%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.4%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Collateral for Securities Loaned	5.5%
Communications	5.9%
Technology	5.9%
Utilities	6.5%
Industrials	7.8%
Energy	9.5%
Health Care	15.2%
Financials	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.3%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Dividend Fund - Class A (PWDAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-PWDAX

Donoghue Forlines Dividend Fund

Class C (PWDCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.63%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by the rally in equity markets. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Dividend Fund
Russell 1000® Index
Russell 1000® Value Index
Syntax US LargeCap 500 Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$36,494
$35,016
$24,084
$13,377
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Dividend Fund	Russell 1000® Index	Russell 1000® Value Index	Syntax US LargeCap 500 Total Return Index
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,297	$10,293	$10,286	$10,349
Jun-2017	$11,231	$12,149	$11,883	$12,241
Jun-2018	$11,336	$13,916	$12,688	$14,050
Jun-2019	$10,598	$15,310	$13,762	$15,540
Jun-2020	$8,886	$16,455	$12,546	$16,911
Jun-2021	$12,033	$23,543	$18,026	$24,012
Jun-2022	$11,361	$20,474	$16,797	$20,987
Jun-2023	$10,954	$24,438	$18,735	$25,081
Jun-2024	$11,790	$30,274	$21,181	$31,425
Jun-2025	$13,377	$35,016	$24,084	$36,494

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend Fund	13.46%	8.53%	2.95%
Russell 1000® Index	15.66%	16.30%	13.35%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Syntax US LargeCap 500 Total Return Index	16.13%	16.63%	13.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$67,438,461
  Number of Portfolio Holdings53
  Advisory Fee $618,546
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.4%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.4%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Collateral for Securities Loaned	5.5%
Communications	5.9%
Technology	5.9%
Utilities	6.5%
Industrials	7.8%
Energy	9.5%
Health Care	15.2%
Financials	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.3%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Dividend Fund - Class C (PWDCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-PWDCX

Donoghue Forlines Dividend Fund

Class I (PWDIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$169	1.58%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by the rally in equity markets. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Dividend Fund
Russell 1000® Index
Russell 1000® Value Index
Syntax US LargeCap 500 Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$36,494
$35,016
$24,084
$14,796
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Dividend Fund	Russell 1000® Index	Russell 1000® Value Index	Syntax US LargeCap 500 Total Return Index
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,405	$10,293	$10,286	$10,349
Jun-2017	$11,466	$12,149	$11,883	$12,241
Jun-2018	$11,687	$13,916	$12,688	$14,050
Jun-2019	$11,030	$15,310	$13,762	$15,540
Jun-2020	$9,355	$16,455	$12,546	$16,911
Jun-2021	$12,779	$23,543	$18,026	$24,012
Jun-2022	$12,191	$20,474	$16,797	$20,987
Jun-2023	$11,880	$24,438	$18,735	$25,081
Jun-2024	$12,920	$30,274	$21,181	$31,425
Jun-2025	$14,796	$35,016	$24,084	$36,494

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend Fund	14.52%	9.60%	4.00%
Russell 1000® Index	15.66%	16.30%	13.35%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Syntax US LargeCap 500 Total Return Index	16.13%	16.63%	13.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$67,438,461
  Number of Portfolio Holdings53
  Advisory Fee $618,546
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.4%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.4%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Collateral for Securities Loaned	5.5%
Communications	5.9%
Technology	5.9%
Utilities	6.5%
Industrials	7.8%
Energy	9.5%
Health Care	15.2%
Financials	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.3%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Dividend Fund - Class I (PWDIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-PWDIX

Donoghue Forlines Momentum Fund

Class A (MOJAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$241	2.25%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025, was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Donoghue Forlines Momentum Fund	Donoghue Forlines Momentum Fund - with load	Russell 1000® Index	Syntax US LargeCap 500 Total Return Index
12/23/16	$10,000	$9,425	$10,000	$10,000
06/30/17	$10,214	$9,627	$10,812	$10,836
06/30/18	$11,132	$10,492	$12,384	$12,438
06/30/19	$11,506	$10,845	$13,625	$13,757
06/30/20	$8,976	$8,460	$14,644	$14,971
06/30/21	$14,251	$13,432	$20,952	$21,257
06/30/22	$12,134	$11,436	$18,221	$18,578
06/30/23	$12,585	$11,862	$21,749	$22,203
06/30/24	$16,148	$15,219	$26,942	$27,819
06/30/25	$18,508	$17,444	$31,162	$32,307

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 23, 2016)
Donoghue Forlines Momentum Fund
Without Load	14.61%	15.57%	7.49%
With Load	8.04%	14.22%	6.75%
Russell 1000® Index	15.66%	16.30%	14.28%
Syntax US LargeCap 500 Total Return Index	16.13%	16.63%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$73,793,675
Number of Portfolio Holdings	52
Advisory Fee	$454,303
Portfolio Turnover	355%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.8%
Common Stocks	88.5%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.6%
Money Market Funds	0.7%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	4.0%
Consumer Discretionary	7.7%
Consumer Staples	7.8%
Health Care	8.1%
Industrials	10.2%
Financials	12.2%
Collateral for Securities Loaned	12.3%
Communications	14.0%
Technology	29.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.2%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Momentum Fund - Class A (MOJAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MOJAX

Donoghue Forlines Momentum Fund

Class C (MOJCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$321	3.00%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025, was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Donoghue Forlines Momentum Fund	Russell 1000® Index	Syntax US LargeCap 500 Total Return Index
Dec-2016	$10,000	$10,000	$10,000
Jun-2017	$10,184	$10,812	$10,836
Jun-2018	$11,021	$12,384	$12,438
Jun-2019	$11,301	$13,625	$13,757
Jun-2020	$8,747	$14,644	$14,971
Jun-2021	$13,786	$20,952	$21,257
Jun-2022	$11,654	$18,221	$18,578
Jun-2023	$11,990	$21,749	$22,203
Jun-2024	$15,269	$26,942	$27,819
Jun-2025	$17,376	$31,162	$32,307

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 23, 2016)
Donoghue Forlines Momentum Fund	13.80%	14.72%	6.70%
Russell 1000® Index	15.66%	16.30%	14.28%
Syntax US LargeCap 500 Total Return Index	16.13%	16.63%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$73,793,675
Number of Portfolio Holdings	52
Advisory Fee	$454,303
Portfolio Turnover	355%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.8%
Common Stocks	88.5%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.6%
Money Market Funds	0.7%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	4.0%
Consumer Discretionary	7.7%
Consumer Staples	7.8%
Health Care	8.1%
Industrials	10.2%
Financials	12.2%
Collateral for Securities Loaned	12.3%
Communications	14.0%
Technology	29.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.2%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Momentum Fund - Class C (MOJCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MOJCX

Donoghue Forlines Momentum Fund

Class I (MOJOX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$215	2.00%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025, was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Donoghue Forlines Momentum Fund	Russell 1000® Index	Syntax US LargeCap 500 Total Return Index
Dec-2016	$10,000	$10,000	$10,000
Jun-2017	$10,228	$10,812	$10,836
Jun-2018	$11,180	$12,384	$12,438
Jun-2019	$11,575	$13,625	$13,757
Jun-2020	$9,063	$14,644	$14,971
Jun-2021	$14,417	$20,952	$21,257
Jun-2022	$12,308	$18,221	$18,578
Jun-2023	$12,795	$21,749	$22,203
Jun-2024	$16,457	$26,942	$27,819
Jun-2025	$18,927	$31,162	$32,307

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 23, 2016)
Donoghue Forlines Momentum Fund	15.01%	15.87%	7.78%
Russell 1000® Index	15.66%	16.30%	14.28%
Syntax US LargeCap 500 Total Return Index	16.13%	16.63%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$73,793,675
Number of Portfolio Holdings	52
Advisory Fee	$454,303
Portfolio Turnover	355%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	10.8%
Common Stocks	88.5%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.6%
Money Market Funds	0.7%
Real Estate	2.0%
Utilities	2.0%
Materials	2.1%
Energy	4.0%
Consumer Discretionary	7.7%
Consumer Staples	7.8%
Health Care	8.1%
Industrials	10.2%
Financials	12.2%
Collateral for Securities Loaned	12.3%
Communications	14.0%
Technology	29.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.2%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Momentum Fund - Class I (MOJOX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MOJOX

Donoghue Forlines Risk Managed Income Fund

Class A (FLOAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.43%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by a good environment for credit and a choppy rate environment. We allocated to bank loans and high yields for the majority of the period and were able to take advantage of the sanguine risk environment. We had a number of shorter-term signals where we implemented defensive measures to a portion of the portfolio and moved to near cash positions.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to produce income and perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Donoghue Forlines Risk Managed Income Fund	Donoghue Forlines Risk Managed Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
12/27/17	$10,000	$9,497	$10,000	$10,000
06/30/18	$10,017	$9,513	$9,845	$10,189
06/30/19	$10,378	$9,856	$10,620	$10,619
06/30/20	$10,156	$9,645	$11,548	$10,570
06/30/21	$11,096	$10,537	$11,510	$11,560
06/30/22	$10,859	$10,312	$10,325	$11,072
06/30/23	$11,101	$10,542	$10,228	$12,376
06/30/24	$12,147	$11,535	$10,498	$13,710
06/30/25	$12,635	$11,999	$11,135	$14,777

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar LSTA U.S. Leveraged Loan Total Return Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR LSTA U.S. LEVERAGED LOAN TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

Net Assets	$84,917,069
Number of Portfolio Holdings	9
Advisory Fee	$521,885
Portfolio Turnover	292%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2017)
Donoghue Forlines Risk Managed Income Fund
Without Load	4.02%	4.46%	3.16%
With Load	-1.19%	3.40%	2.46%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.44%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	5.34%

What did the Fund invest in?

Asset Weighting (% of total investments)

Fixed Income
99.6%
Collateral for Securities Loaned
30.3%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-30.4%

Value	Value
Liabilities in Excess of Other Assets	-30.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	30.3%
Fixed Income	99.6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	44.1%
Money Market Funds	0.4%
Open End Funds	32.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.4%
Invesco Senior Loan ETF	18.8%
SPDR Portfolio High Yield Bond ETF	18.4%
Virtus Seix Floating Rate High Income Fund - Class I	10.5%
Eaton Vance Floating-Rate Advantaged Fund - Class I	10.5%
Lord Abbett Floating Rate Fund - Class I	10.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Risk Managed Income Fund - Class A (FLOAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-FLOAX

Donoghue Forlines Risk Managed Income Fund

Class C (FLOCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.18%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by a good environment for credit and a choppy rate environment. We allocated to bank loans and high yields for the majority of the period and were able to take advantage of the sanguine risk environment. We had a number of shorter-term signals where we implemented defensive measures to a portion of the portfolio and moved to near cash positions.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to produce income and perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Donoghue Forlines Risk Managed Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Dec-2017	$10,000	$10,000	$10,000
Jun-2018	$9,989	$9,845	$10,189
Jun-2019	$10,324	$10,620	$10,619
Jun-2020	$10,020	$11,548	$10,570
Jun-2021	$10,869	$11,510	$11,560
Jun-2022	$10,561	$10,325	$11,072
Jun-2023	$10,632	$10,228	$12,376
Jun-2024	$11,393	$10,498	$13,710
Jun-2025	$11,647	$11,135	$14,777

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar LSTA U.S. Leveraged Loan Total Return Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR LSTA U.S. LEVERAGED LOAN TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

Net Assets	$84,917,069
Number of Portfolio Holdings	9
Advisory Fee	$521,885
Portfolio Turnover	292%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2017)
Donoghue Forlines Risk Managed Income Fund	2.24%	3.05%	2.05%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.44%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	5.34%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-30.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	30.3%
Fixed Income	99.6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	44.1%
Money Market Funds	0.4%
Open End Funds	32.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.4%
Invesco Senior Loan ETF	18.8%
SPDR Portfolio High Yield Bond ETF	18.4%
Virtus Seix Floating Rate High Income Fund - Class I	10.5%
Eaton Vance Floating-Rate Advantaged Fund - Class I	10.5%
Lord Abbett Floating Rate Fund - Class I	10.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Risk Managed Income Fund - Class C (FLOCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-FLOCX

Donoghue Forlines Risk Managed Income Fund

Class I (FLOTX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$120	1.18%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by a good environment for credit and a choppy rate environment. We allocated to bank loans and high yields for the majority of the period and were able to take advantage of the sanguine risk environment. We had a number of shorter-term signals where we implemented defensive measures to a portion of the portfolio and moved to near cash positions.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to produce income and perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Donoghue Forlines Risk Managed Income Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Dec-2017	$10,000	$10,000	$10,000
Jun-2018	$10,066	$9,845	$10,189
Jun-2019	$10,462	$10,620	$10,619
Jun-2020	$10,260	$11,548	$10,570
Jun-2021	$11,246	$11,510	$11,560
Jun-2022	$11,026	$10,325	$11,072
Jun-2023	$11,210	$10,228	$12,376
Jun-2024	$12,134	$10,498	$13,710
Jun-2025	$12,539	$11,135	$14,777

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar LSTA U.S. Leveraged Loan Total Return Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR LSTA U.S. LEVERAGED LOAN TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

Net Assets	$84,917,069
Number of Portfolio Holdings	9
Advisory Fee	$521,885
Portfolio Turnover	292%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2017)
Donoghue Forlines Risk Managed Income Fund	3.34%	4.09%	3.06%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.44%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	5.34%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-30.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	30.3%
Fixed Income	99.6%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	23.2%
Exchange-Traded Funds	44.1%
Money Market Funds	0.4%
Open End Funds	32.3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Blackstone Senior Loan ETF	20.4%
Invesco Senior Loan ETF	18.8%
SPDR Portfolio High Yield Bond ETF	18.4%
Virtus Seix Floating Rate High Income Fund - Class I	10.5%
Eaton Vance Floating-Rate Advantaged Fund - Class I	10.5%
Lord Abbett Floating Rate Fund - Class I	10.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	10.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Risk Managed Income Fund - Class I (FLOTX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-FLOTX

Donoghue Forlines Tactical Allocation Fund

Class A (GTAAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.06%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by our top-down asset allocation. The Fund allocated to equities and shorter duration credit to take advantage of the sanguine risk environment. We turned cautious heading into the end of last year and moved overweight during the April 2025 correction. We expect the market to be volatile, and the Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Allocation Fund
Donoghue Forlines Tactical Allocation Fund - with load
MSCI ACWI Index Net
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,715
$12,974
$12,321
04/06/18
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Donoghue Forlines Tactical Allocation Fund	Donoghue Forlines Tactical Allocation Fund - with load	MSCI ACWI Index Net
04/06/18	$10,000	$9,497	$10,000
06/30/18	$9,915	$9,416	$10,118
06/30/19	$10,009	$9,505	$10,700
06/30/20	$9,336	$8,866	$10,926
06/30/21	$11,328	$10,758	$15,215
06/30/22	$9,642	$9,157	$12,819
06/30/23	$10,459	$9,932	$14,938
06/30/24	$11,685	$11,097	$17,832
06/30/25	$12,974	$12,321	$20,715

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund
Without Load	11.03%	6.80%	3.67%
With Load	5.51%	5.71%	2.93%
MSCI ACWI Index Net	16.17%	13.65%	10.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,264,973
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover219%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	32.1%
Money Market Funds	1.3%
Open End Funds	45.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-27.3%
Money Market Funds	1.7%
Collateral for Securities Loaned	27.2%
Fixed Income	32.6%
Equity	65.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Momentum Fund - Class I	32.4%
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	10.5%
iShares Global 100 ETF	8.3%
JPMorgan Ultra-Short Income ETF	8.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.2%
SPDR Portfolio High Yield Bond ETF	5.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Tactical Allocation Fund - Class A (GTAAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-GTAAX

Donoghue Forlines Tactical Allocation Fund

Class C (GLACX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.81%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by our top-down asset allocation. The Fund allocated to equities and shorter duration credit to take advantage of the sanguine risk environment. We turned cautious heading into the end of last year and moved overweight during the April 2025 correction. We expect the market to be volatile, and the Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Allocation Fund
MSCI ACWI Index Net
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,715
$12,283
Apr-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Tactical Allocation Fund	MSCI ACWI Index Net
Apr-2018	$10,000	$10,000
Jun-2018	$9,896	$10,118
Jun-2019	$9,912	$10,700
Jun-2020	$9,173	$10,926
Jun-2021	$11,056	$15,215
Jun-2022	$9,342	$12,819
Jun-2023	$10,052	$14,938
Jun-2024	$11,149	$17,832
Jun-2025	$12,283	$20,715

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund	10.17%	6.01%	2.88%
MSCI ACWI Index Net	16.17%	13.65%	10.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,264,973
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover219%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	32.1%
Money Market Funds	1.3%
Open End Funds	45.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-27.3%
Money Market Funds	1.7%
Collateral for Securities Loaned	27.2%
Fixed Income	32.6%
Equity	65.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Momentum Fund - Class I	32.4%
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	10.5%
iShares Global 100 ETF	8.3%
JPMorgan Ultra-Short Income ETF	8.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.2%
SPDR Portfolio High Yield Bond ETF	5.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Tactical Allocation Fund - Class C (GLACX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-GLACX

Donoghue Forlines Tactical Allocation Fund

Class I (GTAIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.81%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by our top-down asset allocation. The Fund allocated to equities and shorter duration credit to take advantage of the sanguine risk environment. We turned cautious heading into the end of last year and moved overweight during the April 2025 correction. We expect the market to be volatile, and the Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Allocation Fund
MSCI ACWI Index Net
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,715
$13,206
Apr-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Tactical Allocation Fund	MSCI ACWI Index Net
Apr-2018	$10,000	$10,000
Jun-2018	$9,917	$10,118
Jun-2019	$10,043	$10,700
Jun-2020	$9,388	$10,926
Jun-2021	$11,419	$15,215
Jun-2022	$9,746	$12,819
Jun-2023	$10,601	$14,938
Jun-2024	$11,870	$17,832
Jun-2025	$13,206	$20,715

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund	11.25%	7.06%	3.92%
MSCI ACWI Index Net	16.17%	13.65%	10.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,264,973
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$0
  Portfolio Turnover219%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	32.1%
Money Market Funds	1.3%
Open End Funds	45.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-27.3%
Money Market Funds	1.7%
Collateral for Securities Loaned	27.2%
Fixed Income	32.6%
Equity	65.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Momentum Fund - Class I	32.4%
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	10.5%
iShares Global 100 ETF	8.3%
JPMorgan Ultra-Short Income ETF	8.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.2%
SPDR Portfolio High Yield Bond ETF	5.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Tactical Allocation Fund - Class I (GTAIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-GTAIX

Donoghue Forlines Tactical Income Fund

Class A (PWRAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.80%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by a good environment for credit and a choppy rate environment. The Fund allocated to shorter duration credit to take advantage of the sanguine risk environment. We expect rate markets to continue to be volatile and will aim to take advantage of these opportunities. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Income Fund
Donoghue Forlines Tactical Income Fund - with load
Bloomberg Global Aggregate Index
$15,000
$10,000
$5,000
$0
$11,610
$11,235
$11,034
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Donoghue Forlines Tactical Income Fund	Donoghue Forlines Tactical Income Fund - with load	Bloomberg Global Aggregate Index
06/30/15	$10,000	$9,503	$10,000
06/30/16	$10,153	$9,649	$10,888
06/30/17	$10,638	$10,110	$10,650
06/30/18	$10,562	$10,037	$10,795
06/30/19	$11,115	$10,563	$11,426
06/30/20	$10,544	$10,020	$11,909
06/30/21	$11,321	$10,758	$12,222
06/30/22	$10,288	$9,777	$10,358
06/30/23	$10,497	$9,976	$10,222
06/30/24	$11,097	$10,546	$10,316
06/30/25	$11,610	$11,034	$11,235

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$75,293,536
Number of Portfolio Holdings	6
Advisory Fee	$760,543
Portfolio Turnover	353%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Tactical Income Fund
Without Load	4.62%	1.95%	1.50%
With Load	-0.65%	0.89%	0.99%
Bloomberg Global Aggregate Index	8.91%	-1.16%	1.17%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Money Market Funds	0.9%
Collateral for Securities Loaned	33.9%
Fixed Income	99.3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.3%
Exchange-Traded Funds	74.0%
Money Market Funds	0.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	33.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	33.0%
SPDR Portfolio High Yield Bond ETF	16.7%
SPDR Blackstone Senior Loan ETF	16.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Tactical Income Fund - Class A (PWRAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-PWRAX

Donoghue Forlines Tactical Income Fund

Class C (PWRCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$260	2.55%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by a good environment for credit and a choppy rate environment. The Fund allocated to shorter duration credit to take advantage of the sanguine risk environment. We expect rate markets to continue to be volatile and will aim to take advantage of these opportunities. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Income Fund
Bloomberg Global Aggregate Index
$15,000
$10,000
$5,000
$0
$11,235
$10,685
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Tactical Income Fund	Bloomberg Global Aggregate Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,073	$10,888
Jun-2017	$10,469	$10,650
Jun-2018	$10,321	$10,795
Jun-2019	$10,782	$11,426
Jun-2020	$10,081	$11,909
Jun-2021	$10,734	$12,222
Jun-2022	$9,689	$10,358
Jun-2023	$9,809	$10,222
Jun-2024	$10,294	$10,316
Jun-2025	$10,685	$11,235

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$75,293,536
Number of Portfolio Holdings	6
Advisory Fee	$760,543
Portfolio Turnover	353%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Tactical Income Fund	3.80%	1.17%	0.66%
Bloomberg Global Aggregate Index	8.91%	-1.16%	1.17%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Money Market Funds	0.9%
Collateral for Securities Loaned	33.9%
Fixed Income	99.3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.3%
Exchange-Traded Funds	74.0%
Money Market Funds	0.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	33.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	33.0%
SPDR Portfolio High Yield Bond ETF	16.7%
SPDR Blackstone Senior Loan ETF	16.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Tactical Income Fund - Class C (PWRCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-PWRCX

Donoghue Forlines Tactical Income Fund

Class I (PWRIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.55%

How did the Fund perform during the reporting period?

The performance of the Fund during the fiscal year ended June 30, 2025 was driven by a good environment for credit and a choppy rate environment. The Fund allocated to shorter duration credit to take advantage of the sanguine risk environment. We expect rate markets to continue to be volatile and will aim to take advantage of these opportunities. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2025, the performance of the Fund did not deviate from the Adviser’s expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Income Fund
Bloomberg Global Aggregate Index
$15,000
$10,000
$5,000
$11,818
$11,235
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Donoghue Forlines Tactical Income Fund	Bloomberg Global Aggregate Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,170	$10,888
Jun-2017	$10,685	$10,650
Jun-2018	$10,636	$10,795
Jun-2019	$11,227	$11,426
Jun-2020	$10,605	$11,909
Jun-2021	$11,400	$12,222
Jun-2022	$10,389	$10,358
Jun-2023	$10,634	$10,222
Jun-2024	$11,264	$10,316
Jun-2025	$11,818	$11,235

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$75,293,536
Number of Portfolio Holdings	6
Advisory Fee	$760,543
Portfolio Turnover	353%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Tactical Income Fund	4.91%	2.19%	1.68%
Bloomberg Global Aggregate Index	8.91%	-1.16%	1.17%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-34.1%
Money Market Funds	0.9%
Collateral for Securities Loaned	33.9%
Fixed Income	99.3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.3%
Exchange-Traded Funds	74.0%
Money Market Funds	0.7%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	33.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	33.0%
SPDR Portfolio High Yield Bond ETF	16.7%
SPDR Blackstone Senior Loan ETF	16.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Donoghue Forlines Tactical Income Fund - Class I (PWRIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.donoghueforlinesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-PWRIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025          $84,760

2024          $82,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025          $18,530

2024          $17,970

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Donoghue Forlines Tactical Allocation Fund
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Donoghue Forlines Tactical Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Momentum Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Risk Managed Income Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Annual Financial Statements
and Additional Information
June 30, 2025

1-877-779-7462

www.donoghueforlinesfunds.com

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.9%
	EQUITY - 8.3%
20,099	iShares Global 100 ETF(a)	$2,166,873

	FIXED INCOME - 32.6%
42,572	JPMorgan Ultra-Short Income ETF(a)	2,157,549
66,104	SPDR Blackstone Senior Loan ETF(a)	2,749,265
23,486	SPDR Bloomberg 1-3 Month T-Bill ETF	2,154,371
63,548	SPDR Portfolio High Yield Bond ETF	1,512,442
		8,573,627

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,353,998)	10,740,500

	OPEN END FUNDS — 57.5%
	EQUITY - 57.5%
672,532	Donoghue Forlines Dividend Fund, Class I(b)	6,583,951
531,110	Donoghue Forlines Momentum Fund, Class I(b)	8,508,380
	TOTAL OPEN END FUNDS (Cost $13,765,357)	15,092,331

	SHORT-TERM INVESTMENTS — 28.9%
	COLLATERAL FOR SECURITIES LOANED - 27.2%
7,146,146	Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $7,146,146)(c),(d)	7,146,146

	MONEY MARKET FUNDS - 1.7%
443,775	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $443,775)(d)	443,775

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,589,921)	7,589,921

	TOTAL INVESTMENTS - 127.3% (Cost $31,709,276)	$33,422,752
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.3)%	(7,157,779)
	NET ASSETS - 100.0%	$26,264,973

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $7,002,895.

(b)	Affiliated investment.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $7,146,146 as of June 30, 2025.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
490,545	JPMorgan Ultra-Short Income ETF(a)	$24,860,821
300,206	SPDR Blackstone Senior Loan ETF(a)	12,485,567
270,599	SPDR Bloomberg 1-3 Month T-Bill ETF	24,822,046
529,655	SPDR Portfolio High Yield Bond ETF	12,605,789
	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,032,004)	74,774,223

	SHORT-TERM INVESTMENTS — 34.8%
	COLLATERAL FOR SECURITIES LOANED - 33.9%
25,535,362	Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $25,535,362)(b),(c)	25,535,362

	MONEY MARKET FUNDS - 0.9%
668,358	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $668,358)(b)	668,358

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,203,720)	26,203,720

	TOTAL INVESTMENTS - 134.1% (Cost $100,235,724)	$100,977,943
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.1)%	(25,684,407)
	NET ASSETS - 100.0%	$75,293,536

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $24,998,841.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $25,535,362 as of June 30, 2025.

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 2.0%
5,302	L3Harris Technologies, Inc.	$1,329,954

	ASSET MANAGEMENT - 2.0%
13,753	T Rowe Price Group, Inc.	1,327,165

	AUTOMOTIVE - 2.0%
122,694	Ford Motor Company	1,331,230

	BANKING - 16.3%
16,687	Citigroup, Inc.	1,420,398
31,592	Citizens Financial Group, Inc.	1,413,742
33,416	Fifth Third Bancorp(a)	1,374,400
81,288	Huntington Bancshares, Inc.	1,362,387
80,586	KeyCorporation	1,403,808
7,088	M&T Bank Corporation	1,375,001
7,359	PNC Financial Services Group, Inc. (The)	1,371,865
29,591	US Bancorp	1,338,993
		11,060,594
	BIOTECH & PHARMA - 11.2%
6,830	AbbVie, Inc.	1,267,785
4,482	Amgen, Inc.(a)	1,251,419
26,075	Bristol-Myers Squibb Company	1,207,012
8,424	Johnson & Johnson	1,286,766
16,284	Merck & Company, Inc.	1,289,041
53,428	Pfizer, Inc.	1,295,095
		7,597,118
	CABLE & SATELLITE - 2.0%
37,178	Comcast Corporation, Class A	1,326,883

	CHEMICALS - 1.9%
13,733	CF Industries Holdings, Inc.	1,263,436

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	CONTAINERS & PACKAGING - 1.9%
6,769	Packaging Corp of America	$1,275,618

	ELECTRIC UTILITIES - 6.5%
4,476	Constellation Energy Corporation	1,444,674
8,774	NRG Energy, Inc.	1,408,929
7,842	Vistra Corporation	1,519,858
		4,373,461
	FOOD - 1.8%
58,467	Conagra Brands, Inc.(a)	1,196,819

	GAMING REIT - 1.9%
40,268	VICI Properties, Inc.	1,312,737

	HEALTH CARE FACILITIES & SERVICES - 2.0%
19,901	CVS Health Corporation	1,372,771

	INSTITUTIONAL FINANCIAL SERVICES - 8.4%
4,850	CME Group, Inc.	1,336,757
9,923	Morgan Stanley	1,397,754
12,061	Northern Trust Corporation	1,529,214
13,442	State Street Corporation	1,429,422
		5,693,147
	INSURANCE - 4.0%
16,575	MetLife, Inc.	1,332,962
17,099	Principal Financial Group, Inc.	1,358,173
		2,691,135
	MACHINERY - 1.9%
4,078	Snap-on, Inc.	1,268,992

	MEDICAL EQUIPMENT & DEVICES - 1.9%
14,853	Medtronic PLC	1,294,736

	OIL & GAS PRODUCERS - 9.5%
9,034	Chevron Corporation	1,293,578

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 9.5% (Continued)
14,011	ConocoPhillips	$1,257,347
11,965	Exxon Mobil Corporation	1,289,827
15,777	ONEOK, Inc.	1,287,877
10,814	Phillips 66	1,290,110
		6,418,739
	RETAIL - DISCRETIONARY - 1.8%
18,003	Best Buy Company, Inc.	1,208,541

	RETAIL REIT - 2.0%
8,190	Simon Property Group, Inc.	1,316,624

	SPECIALTY FINANCE - 2.0%
23,507	Fidelity National Financial, Inc.	1,317,802

	TECHNOLOGY HARDWARE - 4.2%
52,696	HP, Inc.	1,288,944
10,340	Seagate Technology Holdings PLC	1,492,373
		2,781,317
	TECHNOLOGY SERVICES - 1.8%
8,490	Paychex, Inc.	1,234,955

	TELECOMMUNICATIONS - 3.9%
46,151	AT&T, Inc.	1,335,609
29,902	Verizon Communications, Inc.	1,293,860
		2,629,469
	TOBACCO & CANNABIS - 1.9%
21,831	Altria Group, Inc.	1,279,952

	TRANSPORTATION & LOGISTICS - 1.9%
12,929	United Parcel Service, Inc., Class B	1,305,053

	TRANSPORTATION EQUIPMENT - 2.0%
13,932	PACCAR, Inc.	1,324,376

	TOTAL COMMON STOCKS (Cost $64,515,207)	$66,532,624

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.9%
	COLLATERAL FOR SECURITIES LOANED - 5.5%
3,751,899	Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $3,751,899)(b),(c)	$3,751,899

	MONEY MARKET FUNDS – 1.4%
838,582	Dreyfus Treasury Securities Cash Management, Institutional Class, 4.11%(b)	838,582
73,469	Fidelity Investments Money Market Government Portfolio, Class I, 4.23%(b)	73,469
	TOTAL MONEY MARKET FUNDS (Cost $912,051)	912,051

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,663,950)	4,663,950

	TOTAL INVESTMENTS - 105.6% (Cost $69,179,157)	$71,196,574
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%	(3,758,113)
	NET ASSETS - 100.0%	$67,438,461

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $3,661,748.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $3,751,899 as of June 30, 2025.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 1.9%
5,709	L3Harris Technologies, Inc.	$1,432,046

	ASSET MANAGEMENT - 4.3%
15,931	Charles Schwab Corporation (The)	1,453,545
18,807	Robinhood Markets, Inc., Class A(a)	1,760,900
		3,214,445
	BEVERAGES - 1.9%
22,500	Monster Beverage Corporation(a)	1,409,400

	CABLE & SATELLITE - 2.0%
3,523	Charter Communications, Inc., Class A(a)(b)	1,440,238

	E-COMMERCE DISCRETIONARY - 1.8%
18,083	eBay, Inc.	1,346,460

	ELECTRIC UTILITIES - 2.1%
9,447	NRG Energy, Inc.	1,516,999

	ELECTRICAL EQUIPMENT - 4.3%
15,132	Amphenol Corporation, Class A	1,494,285
12,734	Vertiv Holdings Company	1,635,172
		3,129,457
	ENGINEERING & CONSTRUCTION - 2.0%
3,958	Quanta Services, Inc.	1,496,441

	ENTERTAINMENT CONTENT - 5.9%
3,673	AppLovin Corporation, Class A(a)	1,285,844
9,536	Electronic Arts, Inc.	1,522,899
14,644	ROBLOX Corporation, Class A(a)(b)	1,540,549
		4,349,292
	HEALTH CARE FACILITIES & SERVICES - 8.2%
9,173	Cardinal Health, Inc.	1,541,064
4,913	Cencora, Inc.	1,473,163
3,831	HCA Healthcare, Inc.	1,467,656

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.2% (Continued)
8,725	Tenet Healthcare Corporation(a)	$1,535,600
		6,017,483
	INFRASTRUCTURE REIT - 2.0%
6,266	SBA Communications Corporation, Class A	1,471,507

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
6,318	Cboe Global Markets, Inc.	1,473,421
5,223	CME Group, Inc.	1,439,563
		2,912,984
	INSURANCE - 3.9%
11,323	Hartford Financial Services Group, Inc. (The)	1,436,549
19,454	W R Berkley Corporation	1,429,285
		2,865,834
	INTERNET MEDIA & SERVICES - 6.0%
1,154	Netflix, Inc.(a)	1,545,357
16,266	Uber Technologies, Inc.(a)(b)	1,517,618
5,033	VeriSign, Inc.	1,453,530
		4,516,505
	LEISURE PRODUCTS - 2.0%
1,809	Axon Enterprise, Inc.(a)	1,497,743

	MACHINERY - 2.0%
2,986	Curtiss-Wright Corporation	1,458,810

	METALS & MINING - 2.1%
26,417	Newmont Corporation	1,539,054

	OIL & GAS PRODUCERS - 4.1%
26,094	EQT Corporation	1,521,802
12,548	Expand Energy Corporation(b)	1,467,363
		2,989,165
	RETAIL - CONSUMER STAPLES - 4.0%
12,636	Dollar General Corporation	1,445,306

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 4.0% (Continued)
14,948	Dollar Tree, Inc.(a)	$1,480,450
		2,925,756
	RETAIL - DISCRETIONARY - 3.9%
4,138	Carvana Company(a)	1,394,340
3,082	Ulta Beauty, Inc.(a)	1,441,822
		2,836,162
	SEMICONDUCTORS - 2.1%
5,568	Broadcom, Inc.	1,534,819

	SOFTWARE - 23.2%
4,584	Cadence Design Systems, Inc.(a)	1,412,560
7,837	Cloudflare, Inc., Class A(a)	1,534,721
2,953	Crowdstrike Holdings, Inc., Class A(a)(b)	1,503,993
2,972	Duolingo, Inc.(a)(b)	1,218,579
1,842	Intuit, Inc.	1,450,814
2,980	Microsoft Corporation	1,482,282
14,021	Okta, Inc.(a)	1,401,679
10,326	Palantir Technologies, Inc., Class A(a)	1,407,640
6,751	Snowflake, Inc., Class A(a)(b)	1,510,672
4,881	Veeva Systems, Inc., Class A(a)	1,405,630
18,018	Zoom Video Communications, Inc.(a)	1,405,044
4,697	Zscaler, Inc.(a)	1,474,576
		17,208,190
	TECHNOLOGY HARDWARE - 2.2%
11,134	Seagate Technology Holdings PLC	1,606,970

	TECHNOLOGY SERVICES - 1.9%
17,374	Fidelity National Information Services, Inc.	1,414,417

	TOBACCO & CANNABIS - 1.9%
7,680	Philip Morris International, Inc.	1,398,758

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $67,296,813)	$73,528,935

	SHORT-TERM INVESTMENTS — 13.0%
	COLLATERAL FOR SECURITIES LOANED - 12.3%
9,022,324	Mount Vernon Liquid Assets Portfolio, 4.46% (Cost $9,022,324)(c),(d)	9,022,324

	MONEY MARKET FUNDS - 0.7%
545,609	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $545,609)(c)	545,609

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,567,933)	9,567,933

	TOTAL INVESTMENTS - 112.6% (Cost $76,864,746)	$83,096,868
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%	(9,303,193)
	NET ASSETS - 100.0%	$73,793,675

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $8,908,935.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $9,022,324 as of June 30, 2025.

See accompanying notes to financial statements.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.5%
	FIXED INCOME - 57.5%
762,130	Invesco Senior Loan ETF(a)	$15,943,760
415,712	SPDR Blackstone Senior Loan ETF(a)	17,289,462
656,258	SPDR Portfolio High Yield Bond ETF	15,618,940
	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,010,987)	48,852,162

	OPEN END FUNDS — 42.1%
	FIXED INCOME - 42.1%
928,810	BlackRock Floating Rate Income Portfolio, Institutional Class	8,916,576
907,492	Eaton Vance Floating-Rate Advantaged Fund, Class I	8,938,801
1,106,264	Lord Abbett Floating Rate Fund, Class I	8,938,612
1,165,985	Virtus Seix Floating Rate High Income Fund, Class I	8,943,103
	TOTAL OPEN END FUNDS (Cost $35,623,415)	35,737,092

	SHORT-TERM INVESTMENTS — 30.8%
	COLLATERAL FOR SECURITIES LOANED - 30.3%
25,724,275	Mount Vernon Liquid Assets Portfolio, , 4.46% (Cost $25,724,275)(b),(c)	25,724,275

	MONEY MARKET FUNDS - 0.5%
409,822	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $409,822)(c)	409,822

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,134,097)	26,134,097

	TOTAL INVESTMENTS - 130.4% (Cost $109,768,499)	$110,723,351
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.4)%	(25,806,282)
	NET ASSETS - 100.0%	$84,917,069

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $25,032,800.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $25,724,275 at June 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$17,943,919	$100,235,724	$69,179,157	$76,864,746	$109,768,499
Affiliated investments at cost	13,765,357	—	—	—	—
Total investments at cost	$31,709,276	$100,235,724	$69,179,157	$76,864,746	$109,768,499
Unaffiliated investments at value *	$18,330,421	$100,977,943	$71,196,574	$83,096,868	$110,723,351
Affiliated investments at value	15,092,331	—	—	—	—
Total investments at value	33,422,752	100,977,943	71,196,574	83,096,868	110,723,351
Receivable for Fund shares sold	2,375	21,583	10,039	4,790	35,888
Dividends and interest receivable	1,142	4,761	151,746	33,896	5,096
Prepaid expenses and other assets	12,455	14,919	21,638	20,160	13,980
TOTAL ASSETS	33,438,724	101,019,206	71,379,997	83,155,714	110,778,315

LIABILITIES
Security lending collateral (Note 6)	7,146,146	25,535,362	3,751,899	9,022,324	25,724,275
Payable for Fund shares repurchased	900	92,938	111,234	174,796	58,560
Investment advisory fees payable	9,631	62,338	54,534	142,047	46,326
Distribution (12b-1) fees payable	1,080	919	4,253	701	—
Payable to related parties	6,456	19,812	10,453	10,738	13,717
Payable to trustees	6	—	6	47	36
Accrued expenses and other liabilities	9,532	14,301	9,157	11,386	18,332
TOTAL LIABILITIES	7,173,751	25,725,670	3,941,536	9,362,039	25,861,246
NET ASSETS	$26,264,973	$75,293,536	$67,438,461	$73,793,675	$84,917,069

COMPOSITION OF NET ASSETS:
Paid in capital	$27,576,727	$96,563,303	$182,218,216	$64,785,936	$93,591,498
Accumulated earnings (losses)	(1,311,754)	(21,269,767)	(114,779,755)	9,007,739	(8,674,429)
NET ASSETS	$26,264,973	$75,293,536	$67,438,461	$73,793,675	$84,917,069

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,028,100	$2,060,515	$6,020,418	$1,076,301	$8,544,050
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	266,429	229,937	611,985	68,683	888,138
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.37	$8.96	$9.84	$15.67	$9.62
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$11.97	$9.43	$10.36	$16.49	$10.13

Class C Shares:
Net Assets	$582,629	$604,823	$3,735,519	$611,328	$497,595
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,084	68,548	383,296	41,684	54,084
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.19	$8.82	$9.75	$14.67	$9.20

Class I Shares:
Net Assets	$22,654,244	$72,628,198	$57,682,524	$72,106,046	$75,875,424
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,001,416	8,125,443	5,892,461	4,507,502	8,162,466
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.32	$8.94	$9.79	$16.00	$9.30

*	Includes Securities Loaned $7,002,895; $24,998,841; $3,661,748; $8,908,935; $25,032,800

(a)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $0, $0, and $0, respectively)	$821,030	$3,917,844	$2,311,806	$395,227	$5,726,316
Dividends - Affiliated Investments	199,796	—	—	—	—
Interest	25,699	80,586	52,586	39,188	237,263
Securities lending	7,683	10,959	8,354	3,924	17,545
TOTAL INVESTMENT INCOME	1,054,208	4,009,389	2,372,746	438,339	5,981,124

EXPENSES
Investment advisory fees	198,920	760,543	614,804	372,521	521,885
Distribution (12b-1) fees:
Class A	7,921	6,182	15,713	2,293	5,898
Class C	6,085	6,877	38,885	5,929	5,864
Administration fees	43,650	85,449	74,658	54,052	90,071
Accounting services fees	38,910	44,042	43,105	40,983	44,936
Registration fees	36,025	64,695	52,898	47,621	45,375
Audit fees	23,148	22,599	22,472	22,463	22,563
Trustees’ fees and expenses	16,088	16,100	16,088	16,188	16,138
Legal fees	15,628	15,850	15,478	15,377	17,078
Transfer agent fees	12,000	52,401	53,673	34,351	51,627
Third party administrative servicing fees	10,251	75,997	45,448	31,050	94,170
Compliance officer fees	6,500	11,200	8,413	6,500	11,225
Custodian fees	6,350	5,850	8,300	8,500	6,914
Printing and postage expenses	5,300	15,900	11,962	6,900	14,362
Insurance expense	2,843	3,202	2,893	2,650	3,283
Other expenses	4,150	4,100	4,100	4,100	3,600
TOTAL EXPENSES	433,769	1,190,987	1,028,890	671,478	954,989
Less: Fees waived by the Advisor	(101,509)	—	—	—	—
Less: Fees waived by the Advisor for affiliated investments	(102,353)	—	—	—	—
Less: Expense Recapture	—	—	3,742	81,782	—
NET EXPENSES	229,907	1,190,987	1,032,632	753,260	954,989

NET INVESTMENT INCOME (LOSS)	824,301	2,818,402	1,340,114	(314,921)	5,026,135

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from unaffiliated investments	(247,974)	(336,599)	4,974,591	3,766,881	(3,879,796)
Net realized gain from affiliated investments	2,241,674	—	—	—	—
Distributions of realized gains from underlying investment companies	81,387	—	—	—	—
Net change in unrealized appreciation on unaffiliated investments	192,924	831,446	933,040	4,791,535	536,447
Net change in unrealized depreciation on affiliated investments	(314,369)	—	—	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,953,642	494,847	5,907,631	8,558,416	(3,343,349)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,777,943	$3,313,249	$7,247,745	$8,243,495	$1,682,786

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$824,301	$741,184
Net realized gain from investment transactions	1,993,700	131,479
Distributions of realized gains from underlying investment companies	81,387	—
Net change in unrealized appreciation (depreciation) on investments	(121,445)	2,048,100
Net increase in net assets resulting from operations	2,777,943	2,920,763

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(86,659)	(148,895)
Class C	(12,354)	(12,315)
Class I	(670,601)	(573,825)
Net decrease in net assets resulting from distributions to shareholders	(769,614)	(735,035)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,794	587,084
Class I	2,335,051	9,818,903
Net asset value of shares issued in reinvestment of distributions:
Class A	76,072	137,769
Class C	11,892	11,912
Class I	644,085	550,892
Payments for shares redeemed:
Class A	(622,226)	(6,145,554)
Class C	(93,643)	(96,165)
Class I	(4,600,748)	(8,377,607)
Net decrease in net assets resulting from shares of beneficial interest	(2,243,723)	(3,512,766)

TOTAL DECREASE IN NET ASSETS	(235,394)	(1,327,038)

NET ASSETS
Beginning of Year	26,500,367	27,827,405
End of Year	$26,264,973	$26,500,367

SHARE ACTIVITY
Class A:
Shares Sold	537	59,706
Shares Reinvested	6,998	13,806
Shares Redeemed	(57,445)	(603,998)
Net decrease in shares of beneficial interest outstanding	(49,910)	(530,486)

Class C:
Shares Reinvested	1,113	1,209
Shares Redeemed	(8,676)	(9,375)
Net decrease in shares of beneficial interest outstanding	(7,563)	(8,166)

Class I:
Shares Sold	215,875	970,150
Shares Reinvested	59,459	54,550
Shares Redeemed	(426,287)	(845,092)
Net increase (decrease) in shares of beneficial interest outstanding	(150,953)	179,608

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$2,818,402	$2,508,323
Net realized gain (loss) from investment transactions	(336,599)	871,151
Net change in unrealized appreciation (depreciation) on investments	831,446	(48,690)
Net increase in net assets resulting from operations	3,313,249	3,330,784

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(82,285)	(98,554)
Class C	(18,483)	(24,954)
Class I	(2,735,422)	(2,396,562)
Net decrease in net assets resulting from distributions to shareholders	(2,836,190)	(2,520,070)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	120,855	172,889
Class C	40,315	46,817
Class I	36,425,019	59,554,761
Net asset value of shares issued in reinvestment of distributions:
Class A	69,473	87,889
Class C	16,298	22,426
Class I	2,317,249	2,058,497
Payments for shares redeemed:
Class A	(948,377)	(626,151)
Class C	(256,241)	(242,887)
Class I	(33,737,109)	(31,620,087)
Net increase in net assets resulting from shares of beneficial interest	4,047,482	29,454,154

TOTAL INCREASE IN NET ASSETS	4,524,541	30,264,868

NET ASSETS
Beginning of Year	70,768,995	40,504,127
End of Year	$75,293,536	$70,768,995

SHARE ACTIVITY
Class A:
Shares Sold	13,200	19,461
Shares Reinvested	7,704	9,947
Shares Redeemed	(104,801)	(71,004)
Net decrease in shares of beneficial interest outstanding	(83,897)	(41,596)

Class C:
Shares Sold	4,577	5,276
Shares Reinvested	1,835	2,574
Shares Redeemed	(29,008)	(27,483)
Net decrease in shares of beneficial interest outstanding	(22,596)	(19,633)

Class I:
Shares Sold	4,017,315	6,754,658
Shares Reinvested	257,885	233,428
Shares Redeemed	(3,751,033)	(3,604,625)
Net increase in shares of beneficial interest outstanding	524,167	3,383,461

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$1,340,114	$350,736
Net realized gain from investment transactions	4,974,591	1,021,693
Net change in unrealized appreciation on investments	933,040	362,502
Net increase in net assets resulting from operations	7,247,745	1,734,931

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(115,364)	(93,925)
Class C	(42,989)	(29,107)
Class I	(1,159,765)	(235,785)
Net decrease in net assets resulting from distributions to shareholders	(1,318,118)	(358,817)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	356,354	154,297
Class C	32,317	40,462
Class I	51,833,850	2,540,610
Net asset value of shares issued in reinvestment of distributions:
Class A	107,294	87,990
Class C	40,577	26,320
Class I	1,042,366	220,781
Payments for shares redeemed:
Class A	(1,350,807)	(2,473,024)
Class C	(731,147)	(1,386,559)
Class I	(11,992,370)	(8,613,428)
Net increase (decrease) in net assets resulting from shares of beneficial interest	39,338,434	(9,402,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,268,061	(8,026,437)

NET ASSETS
Beginning of Year	22,170,400	30,196,837
End of Year	$67,438,461	$22,170,400

SHARE ACTIVITY
Class A:
Shares Sold	37,166	18,567
Shares Reinvested	11,274	10,464
Shares Redeemed	(141,384)	(298,073)
Net decrease in shares of beneficial interest outstanding	(92,944)	(269,042)

Class C:
Shares Sold	3,476	4,839
Shares Reinvested	4,310	3,152
Shares Redeemed	(78,199)	(167,854)
Net decrease in shares of beneficial interest outstanding	(70,413)	(159,863)

Class I:
Shares Sold	5,669,801	309,033
Shares Reinvested	110,072	26,518
Shares Redeemed	(1,267,358)	(1,069,093)
Net increase (decrease) in shares of beneficial interest outstanding	4,512,515	(733,542)

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment loss	$(314,921)	$(126,953)
Net realized gain from investment transactions	3,766,881	2,639,757
Net change in unrealized appreciation on investments	4,791,535	659,236
Net increase in net assets resulting from operations	8,243,495	3,172,040

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(18,394)	—
Class C	(13,002)	—
Class I	(793,030)	—
Net decrease in net assets resulting from distributions to shareholders	(824,426)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	151,307	47,081
Class C	78,282	16,622
Class I	65,945,406	5,225,297
Net asset value of shares issued in reinvestment of distributions:
Class A	16,772	—
Class C	12,481	—
Class I	731,205	—
Payments for shares redeemed:
Class A	(76,570)	(237,530)
Class C	(159,622)	(156,702)
Class I	(10,405,184)	(7,446,126)
Net increase (decrease) in net assets resulting from shares of beneficial interest	56,294,077	(2,551,358)

TOTAL INCREASE IN NET ASSETS	63,713,146	620,682

NET ASSETS
Beginning of Year	10,080,529	9,459,847
End of Year	$73,793,675	$10,080,529

SHARE ACTIVITY
Class A:
Shares Sold	10,560	3,648
Shares Reinvested	1,162	—
Shares Redeemed	(5,470)	(20,600)
Net increase (decrease) in shares of beneficial interest outstanding	6,252	(16,952)

Class C:
Shares Sold	5,786	1,551
Shares Reinvested	920	—
Shares Redeemed	(12,000)	(13,046)
Net decrease in shares of beneficial interest outstanding	(5,294)	(11,495)

Class I:
Shares Sold	4,563,003	440,072
Shares Reinvested	49,742	—
Shares Redeemed	(710,078)	(558,880)
Net increase (decrease) in shares of beneficial interest outstanding	3,902,667	(118,808)

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$5,026,135	$5,720,843
Net realized loss from investment transactions	(3,879,796)	(149,867)
Net change in unrealized appreciation (depreciation) on investments	536,447	(69,781)
Net increase in net assets resulting from operations	1,682,786	5,501,195

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(197,217)	(10)
Class C	(33,062)	(51,933)
Class I	(4,778,551)	(5,632,162)
Net decrease in net assets resulting from distributions to shareholders	(5,008,830)	(5,684,105)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,977,986	—
Class C	—	27,946
Class I	65,129,080	69,318,816
Net asset value of shares issued in reinvestment of distributions:
Class A	197,217	10
Class C	32,116	49,988
Class I	3,363,775	2,870,571
Payments for shares redeemed:
Class A	(388,312)	—
Class C	(240,832)	(13,440)
Class I	(77,154,907)	(75,237,127)
Net decrease in net assets resulting from shares of beneficial interest	(83,877)	(2,983,236)

TOTAL DECREASE IN NET ASSETS	(3,409,921)	(3,166,146)

NET ASSETS
Beginning of Year	88,326,990	91,493,136
End of Year	$84,917,069	$88,326,990

SHARE ACTIVITY
Class A:
Shares Sold	907,826	—
Shares Reinvested	20,355	1
Shares Redeemed	(40,055)	—
Net increase in shares of beneficial interest outstanding	888,126	1

Class C:
Shares Sold	—	2,904
Shares Reinvested	3,408	5,257
Shares Redeemed	(25,410)	(1,402)
Net increase (decrease) in shares of beneficial interest outstanding	(22,002)	6,759

Class I:
Shares Sold	6,750,983	7,134,152
Shares Reinvested	353,812	299,148
Shares Redeemed	(8,066,541)	(7,738,010)
Net decrease in shares of beneficial interest outstanding	(961,746)	(304,710)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		June 30,		June 30,		June 30,		June 30,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.52		$9.66		$9.13		$10.92		$9.06
Activity from investment operations:
Net investment income (1)	0.28		0.26		0.21		0.17		0.07
Net realized and unrealized gain (loss) on investments	0.86		0.86		0.55		(1.76)		1.86
Total from investment operations	1.14		1.12		0.76		(1.59)		1.93
Less distributions from:
Net investment income	(0.29)		(0.26)		(0.23)		(0.20)		(0.07)
Total distributions	(0.29)		(0.26)		(0.23)		(0.20)		(0.07)
Net asset value, end of year	$11.37		$10.52		$9.66		$9.13		$10.92
Total return (2)	11.03	% (6)	11.73%		8.47%		(14.88)%		21.34%
Net assets, at end of year (000s)	$3,028		3,328		$8,183		$10,388		$15,277
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.83%		1.81%		1.69%		1.52%		1.46%
Ratio of net expenses to average net assets (3)	1.06	% (5)	1.34	% (5)	1.38	% (5)	1.38	% (5)	1.45%
Ratio of net investment income to average net assets (3,4)	2.96	% (5)	2.66	% (5)	2.34	% (5)	1.74	% (5)	0.64%
Portfolio Turnover Rate	219%		199%		251%		290%		150%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	1.45%	1.45%	1.45%	1.45%	N/A
Net investment income to average net assets	2.57%	2.55%	2.27%	1.67%	N/A

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		June 30,		June 30,		June 30,		June 30,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.36		$9.52		$9.02		$10.85		$9.02
Activity from investment operations:
Net investment income (loss) (1)	0.19		0.18		0.14		0.10		(0.01)
Net realized and unrealized gain (loss) on investments	0.85		0.85		0.54		(1.75)		1.86
Total from investment operations	1.04		1.03		0.68		(1.65)		1.85
Less distributions from:
Net investment income	(0.21)		(0.19)		(0.18)		(0.18)		(0.02)
Total distributions	(0.21)		(0.19)		(0.18)		(0.18)		(0.02)
Net asset value, end of year	$11.19		$10.36		$9.52		$9.02		$10.85
Total return (2)	10.17	% (6)	10.91%		7.59%		(15.51)%		20.54%
Net assets, at end of year (000s)	$583		$618		$646		$742		$886
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	2.58%		2.56%		2.44%		2.27%		2.21%
Ratio of net expenses to average net assets (3)	1.81	% (5)	2.09	% (5)	2.13	% (5)	2.13	% (5)	2.20%
Ratio of net investment income (loss) to average net assets (3,4)	2.18	% (5)	1.89	% (5)	1.62	% (5)	1.02	% (5)	(0.05)%
Portfolio Turnover Rate	219%		199%		251%		290%		150%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	2.20%	2.20%	2.20%	2.20%	N/A
Net investment income to average net assets	1.79%	1.78%	1.55%	0.95%	N/A

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		June 30,		June 30,		June 30,		June 30,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$10.48		$9.63		$9.10		$10.87		$9.02
Activity from investment operations:
Net investment income (1)	0.30		0.27		0.23		0.20		0.08
Net realized and unrealized gain (loss) on investments	0.86		0.87		0.56		(1.76)		1.87
Total from investment operations	1.16		1.14		0.79		(1.56)		1.95
Less distributions from:
Net investment income	(0.32)		(0.29)		(0.26)		(0.21)		(0.10)
Total distributions	(0.32)		(0.29)		(0.26)		(0.21)		(0.10)
Net asset value, end of year	$11.32		$10.48		$9.63		$9.10		$10.87
Total return (2)	11.25	% (6)	11.97%		8.78%		(14.65)%		21.63%
Net assets, at end of year (000s)	$22,654		$22,554		$18,998		$25,242		$42,736
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.58%		1.56%		1.44%		1.27%		1.21%
Ratio of net expenses to average net assets (3)	0.81	% (5)	1.09	% (5)	1.13	% (5)	1.13	% (5)	1.20%
Ratio of net investment income to average net assets (3,4)	3.16	% (5)	2.81	% (5)	2.58	% (5)	2.00	% (5)	0.83%
Portfolio Turnover Rate	219%		199%		251%		290%		150%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	N/A
Net investment income to average net assets	2.77%	2.70%	2.52%	1.93%	N/A

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,	June 30,		June 30,		June 30,		June 30,
	2025	2024		2023		2022		2021
Net asset value, beginning of year	$8.86	$8.67		$8.75		$9.78		$9.22
Activity from investment operations:
Net investment income (1)	0.32	0.34		0.23		0.12		0.11
Net realized and unrealized gain (loss) on investments	0.09	0.15		(0.06)		(1.00)		0.57
Total from investment operations	0.41	0.49		0.17		(0.88)		0.68
Less distributions from:
Net investment income	(0.31)	(0.30)		(0.25)		(0.15)		(0.12)
Total distributions	(0.31)	(0.30)		(0.25)		(0.15)		(0.12)
Net asset value, end of year	$8.96	$8.86		$8.67		$8.75		$9.78
Total return (2)	4.62%	5.72%		2.03%		(9.12)%		7.37%
Net assets, at end of year (000s)	$2,061	$2,781		$3,082		$3,679		$5,422
Ratio of expenses to average net assets (3)	1.80%	1.77	% (5)	1.82	% (5)	1.76	% (5)	1.70%
Ratio of net investment income to average net assets (3,4)	3.59%	3.89	% (5)	2.69	% (5)	1.32	% (5)	1.18%
Portfolio Turnover Rate	353%	340%		430%		545%		205%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	1.78%	1.85%	1.78%	N/A
Net investment income to average net assets	N/A	3.88%	2.66%	1.30%	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,	June 30,		June 30,		June 30,		June 30,
	2025	2024		2023		2022		2021
Net asset value, beginning of year	$8.73	$8.56		$8.66		$9.71		$9.13
Activity from investment operations:
Net investment income (1)	0.25	0.27		0.16		0.04		0.04
Net realized and unrealized gain (loss) on investments	0.08	0.15		(0.06)		(0.98)		0.55
Total from investment operations	0.33	0.42		0.10		(0.94)		0.59
Less distributions from:
Net investment income	(0.24)	(0.25)		(0.20)		(0.11)		(0.01)
Total distributions	(0.24)	(0.25)		(0.20)		(0.11)		(0.01)
Net asset value, end of year	$8.82	$8.73		$8.56		$8.66		$9.71
Total return (2)	3.80%	4.95%		1.24%		(9.74)%		6.47%
Net assets, at end of year (000s)	$605	$796		$948		$1,199		$1,384
Ratio of expenses to average net assets (3)	2.55%	2.52	% (5)	2.57	% (5)	2.51	% (5)	2.45%
Ratio of net investment income to average net assets (3,4)	2.82%	3.15	% (5)	1.92	% (5)	0.48	% (5)	0.39%
Portfolio Turnover Rate	353%	340%		430%		545%		205%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	2.53%	2.60%	2.53%	N/A
Net investment income to average net assets	N/A	3.14%	1.89%	0.46%	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30,	June 30,		June 30,		June 30,		June 30,
	2025	2024		2023		2022		2021
Net asset value, beginning of year	$8.84	$8.65		$8.72		$9.74		$9.20
Activity from investment operations:
Net investment income (1)	0.34	0.35		0.25		0.14		0.14
Net realized and unrealized gain (loss) on investments	0.09	0.16		(0.05)		(0.99)		0.55
Total from investment operations	0.43	0.51		0.20		(0.85)		0.69
Less distributions from:
Net investment income	(0.33)	(0.32)		(0.27)		(0.17)		(0.15)
Total distributions	(0.33)	(0.32)		(0.27)		(0.17)		(0.15)
Net asset value, end of year	$8.94	$8.84		$8.65		$8.72		$9.74
Total return (2)	4.91%	5.93%		2.35%		(8.87)%		7.50%
Net assets, at end of year (000s)	$72,628	$67,193		$36,474		$42,439		$54,631
Ratio of expenses to average net assets (3)	1.55%	1.52	% (5)	1.57	% (5)	1.51	% (5)	1.45%
Ratio of net investment income to average net assets (3,4)	3.72%	3.96	% (5)	2.95	% (5)	1.54	% (5)	1.43%
Portfolio Turnover Rate	353%	340%		430%		545%		205%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	1.53%	1.60%	1.53%	N/A
Net investment income to average net assets	N/A	3.95%	2.92%	1.52%	N/A

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.77	$8.20	$8.56	$9.15	$7.01
Activity from investment operations:
Net investment income (1)	0.18	0.11	0.12	0.15	0.13
Net realized and unrealized gain (loss) on investments	1.07	0.58	(0.36)	(0.58)	2.35
Total from investment operations	1.25	0.69	(0.24)	(0.43)	2.48
Less distributions from:
Net investment income	(0.18)	(0.12)	(0.12)	(0.16)	(0.34)
Total distributions	(0.18)	(0.12)	(0.12)	(0.16)	(0.34)
Net asset value, end of year	$9.84	$8.77	$8.20	$8.56	$9.15
Total return (2)	14.29%	8.44%	(2.81)%	(4.82)%	36.34%
Net assets, at end of year (000s)	$6,020	$6,184	$7,982	$11,406	$14,488
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.86%	2.26%	2.02%	1.81%	1.83%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	1.88%	2.25%	2.02%	1.81%	1.83%
Ratio of net investment income to average net assets (3,4)	1.89%	1.36%	1.36%	1.66%	1.65%
Portfolio Turnover Rate	181%	285%	193%	156%	309%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.69	$8.13	$8.49	$9.08	$6.94
Activity from investment operations:
Net investment income (1)	0.11	0.05	0.05	0.08	0.07
Net realized and unrealized gain (loss) on investments	1.06	0.57	(0.35)	(0.58)	2.33
Total from investment operations	1.17	0.62	(0.30)	(0.50)	2.40
Less distributions from:
Net investment income	(0.11)	(0.06)	(0.06)	(0.09)	(0.26)
Total distributions	(0.11)	(0.06)	(0.06)	(0.09)	(0.26)
Net asset value, end of year	$9.75	$8.69	$8.13	$8.49	$9.08
Total return (2)	13.46%	7.63%	(3.58)%	(5.58)%	35.42%
Net assets, at end of year (000s)	$3,736	$3,944	$4,987	$6,729	$9,174
Ratio of expenses to average net assets before fee waivers/recapture (3)	2.61%	3.01%	2.77%	2.56%	2.58%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	2.63%	3.00%	2.77%	2.56%	2.58%
Ratio of net investment income to average net assets (3,4)	1.13%	0.60%	0.60%	0.90%	0.89%
Portfolio Turnover Rate	181%	285%	193%	156%	309%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30,	June 30,		June 30,		June 30,	June 30,
	2025	2024		2023		2022	2021
Net asset value, beginning of year	$8.73	$8.15		$8.52		$9.11	$6.99
Activity from investment operations:
Net investment income (1)	0.22	0.13		0.14		0.18	0.15
Net realized and unrealized gain (loss) on investments	1.04	0.59		(0.37)		(0.59)	2.34
Total from investment operations	1.26	0.72		(0.23)		(0.41)	2.49
Less distributions from:
Net investment income	(0.20)	(0.14)		(0.14)		(0.18)	(0.37)
Total distributions	(0.20)	(0.14)		(0.14)		(0.18)	(0.37)
Net asset value, end of year	$9.79	$8.73		$8.15		$8.52	$9.11
Total return (2)	14.52%	8.89	% (3)	(2.68	)% (3)	(4.60)%	36.60%
Net assets, at end of year (000s)	$57,683	$12,042		$17,228		$19,314	$24,408
Ratio of expenses to average net assets before fee waivers/recapture (4)	1.58%	2.01%		1.77%		1.56%	1.58%
Ratio of net expenses to average net assets after fee waivers/recapture (4)	1.58%	2.00%		1.77%		1.56%	1.58%
Ratio of net investment income to average net assets (4,5)	2.30%	1.60%		1.63%		1.90%	1.89%
Portfolio Turnover Rate	181%	285%		193%		156%	309%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.96	$10.88	$10.49	$12.32	$7.76
Activity from investment operations:
Net investment loss (1)	(0.15)	(0.15)	(0.08)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investments	2.16	3.23	0.47	(1.68)	4.66
Total from investment operations	2.01	3.08	0.39	(1.83)	4.56
Less distributions from:
Net realized gains	(0.30)	—	—	—	—
Total distributions	(0.30)	—	—	—	—
Net asset value, end of year	$15.67	$13.96	$10.88	$10.49	$12.32
Total return (2)	14.61%	28.31%	3.72%	(14.85)%	58.76%
Net assets, at end of year (000s)	$1,076	$872	$864	$1,088	$1,555
Ratio of expenses to average net assets before fee waivers/recapture (3)	2.25%	3.05%	3.05%	2.64%	2.46%
Ratio of net expenses after waiver/recapture to average net assets (3)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (3,4)	(1.06)%	(1.30)%	(0.76)%	(1.23)%	(0.98)%
Portfolio Turnover Rate	355%	214%	296%	222%	400%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$13.18		$10.35		$10.06	$11.90	$7.55
Activity from investment operations:
Net investment loss (1)	(0.24)		(0.23)		(0.15)	(0.22)	(0.17)
Net realized and unrealized gain (loss) on investments	2.03		3.06		0.44	(1.62)	4.52
Total from investment operations	1.79		2.83		0.29	(1.84)	4.35
Less distributions from:
Net realized gains	(0.30)		—		—	—	—
Total distributions	(0.30)		—		—	—	—
Net asset value, end of year	$14.67		$13.18		$10.35	$10.06	$11.90
Total return (2)	13.80	% (5)	27.34	% (5)	2.88%	(15.46)%	57.62%
Net assets, at end of year (000s)	$611		$619		$605	$796	$1,205
Ratio of expenses to average net assets before fee waivers (3)	3.00%		3.80%		3.80%	3.39%	3.21%
Ratio of net expenses after waiver to average net assets (3)	3.00%		3.00%		3.00%	3.00%	3.00%
Ratio of net investment loss to average net assets (3,4)	(1.81)%		(2.05)%		(1.51)%	(1.94)%	(1.76)%
Portfolio Turnover Rate	355%		214%		296%	222%	400%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,	June 30,
	2025		2024	2023	2022	2021
Net asset value, beginning of year	$14.20		$11.04	$10.62	$12.44	$7.82
Activity from investment operations:
Net investment loss (1)	(0.12)		(0.13)	(0.05)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	2.22		3.29	0.47	(1.70)	4.69
Total from investment operations	2.10		3.16	0.42	(1.82)	4.62
Less distributions from:
Net realized gains	(0.30)		—	—	—	—
Total distributions	(0.30)		—	—	—	—
Net asset value, end of year	$16.00		$14.20	$11.04	$10.62	$12.44
Total return (2)	15.01	% (5)	28.62%	3.95%	(14.63)%	59.08%
Net assets, at end of year (000s)	$72,106		$8,590	$7,990	$9,361	$13,344
Ratio of expenses to average net assets before fee waivers/recapture (3)	1.77%		2.80%	2.80%	2.39%	2.21%
Ratio of net expenses after waiver/recapture to average net assets (3)	2.00%		2.00%	2.00%	2.00%	2.00%
Ratio of net investment loss to average net assets (3,4)	(0.81)%		(1.06)%	(0.51)%	(0.95)%	(0.74)%
Portfolio Turnover Rate	355%		214%	296%	222%	400%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,	June 30,		June 30,	June 30,	June 30,
	2025	2024		2023	2022	2021
Net asset value, beginning of year	$9.87	$9.81		$9.82	$10.14	$9.53
Activity from investment operations:
Net investment income (1)	0.47	0.87		0.17	0.17	0.25
Net realized and unrealized gain (loss) on investments	(0.08)	0.02		0.05	(0.38)	0.63
Total from investment operations	0.39	0.89		0.22	(0.21)	0.88
Less distributions from:
Net investment income	(0.64)	(0.83)		(0.23)	(0.11)	(0.27)
Total distributions	(0.64)	(0.83)		(0.23)	(0.11)	(0.27)
Net asset value, end of year	$9.62	$9.87		$9.81	$9.82	$10.14
Total return (2)	4.02%	9.42	% (6)	2.23%	(2.14)%	9.25%
Net assets, at end of year (000s)	$8,544	$121	(3)	$110 (3)	$20	$106
Ratio of expenses to average net assets (4)	1.43%	1.37%		1.33%	1.32%	1.41%
Ratio of net investment income to average net assets (4,5)	4.91%	8.77%		1.71%	1.66%	2.50%
Portfolio Turnover Rate	292%	126%		404%	358%	148%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Less than $1,000.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$9.51		$9.55		$9.71	$10.04	$9.42
Activity from investment operations:
Net investment income (1)	0.52		0.64		0.24	0.06	0.18
Net realized and unrealized gain (loss) on investments	(0.31)		0.02		(0.18)	(0.34)	0.61
Total from investment operations	0.21		0.66		0.06	(0.28)	0.79
Less distributions from:
Net investment income	(0.52)		(0.70)		(0.22)	(0.05)	(0.17)
Total distributions	(0.52)		(0.70)		(0.22)	(0.05)	(0.17)
Net asset value, end of year	$9.20		$9.51		$9.55	$9.71	$10.04
Total return (2)	2.24	% (5)	7.16	% (5)	0.67%	(2.84)%	8.58	% (5)
Net assets, at end of year (000s)	$498		$723		$662	$679	$722
Ratio of expenses to average net assets (3)	2.18%		2.12%		2.08%	2.07%	2.16%
Ratio of net investment income to average net assets (3,4)	5.50%		6.70%		2.52%	0.58%	1.77%
Portfolio Turnover Rate	292%		126%		404%	358%	148%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,	June 30,
	2025		2024	2023	2022	2021
Net asset value, beginning of year	$9.60		$9.63	$9.79	$10.12	$9.51
Activity from investment operations:
Net investment income (1)	0.60		0.75	0.33	0.14	0.28
Net realized and unrealized gain (loss) on investments	(0.28)		0.02	(0.17)	(0.34)	0.63
Total from investment operations	0.32		0.77	0.16	(0.20)	0.91
Less distributions from:
Net investment income	(0.62)		(0.80)	(0.32)	(0.13)	(0.30)
Total distributions	(0.62)		(0.80)	(0.32)	(0.13)	(0.30)
Net asset value, end of year	$9.30		$9.60	$9.63	$9.79	$10.12
Total return (2)	3.34	% (5)	8.24%	1.67%	(1.96)%	9.61%
Net assets, at end of year (000s)	$75,875		$87,604	$90,831	$87,675	$63,391
Ratio of expenses to average net assets (3)	1.18%		1.12%	1.08%	1.07%	1.16%
Ratio of net investment income to average net assets (3,4)	6.31%		7.70%	3.40%	1.37%	2.76%
Portfolio Turnover Rate	292%		126%	404%	358%	148%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.	ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Risk Managed Income Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018. The Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, and Donoghue Forlines Risk Managed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Risk Managed Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Allocation Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Assets Value**	Total
Exchange-Traded Funds	$10,740,500	$—	$—	$—	$10,740,500
Open End Funds	15,092,331	—	—	—	15,092,331
Collateral For Securities Loaned	—	—	—	7,146,146	7,146,146
Money Market Fund	443,775	—	—	—	443,775
Total	$26,276,606	$—	$—	$7,146,146	$33,422,752

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Donoghue Forlines Tactical Income Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$74,774,223	$—	$—	$—	$74,774,223
Collateral For Securities Loaned	—	—	—	25,535,362	25,535,362
Money Market Fund	668,358	—	—	—	668,358
Total	$75,442,581	$—	$—	$25,535,362	$100,977,943

Donoghue Forlines Dividend Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$66,532,624	$—	$—	$—	$66,532,624
Collateral For Securities Loaned	—	—	—	3,751,899	3,751,899
Money Market Funds	912,051	—	—	—	912,051
Total	$67,444,675	$—	$—	$3,751,899	$71,196,574

Donoghue Forlines Momentum Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$73,528,935	$—	$—	$—	$73,528,935
Collateral For Securities Loaned	—	—	—	9,022,324	9,022,324
Money Market Fund	545,609	—	—	—	545,609
Total	$74,074,544	$—	$—	$9,022,324	$83,096,868

Donoghue Forlines Risk Managed Income Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$48,852,162	$—	$—	$—	$48,852,162
Open End Funds	35,737,092	—	—	—	35,737,092
Collateral For Securities Loaned	—	—	—	25,724,275	25,724,275
Money Market Fund	409,822	—	—	—	409,822
Total	$84,999,076	$—	$—	$25,724,275	$110,723,351

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2022 - 2024 or expected to be taken in the Funds’ June 30, 2025, tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Allocation Fund	$57,140,372	$59,402,019
Donoghue Forlines Tactical Income Fund	265,720,260	261,322,245
Donoghue Forlines Dividend Fund	145,823,482	107,030,541
Donoghue Forlines Momentum Fund	185,204,284	130,131,654
Donoghue Forlines Risk Managed Income Fund	218,731,028	217,421,569

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Risk Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the year ended June 30, 2025, the Advisor earned fees as follows:

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Management Fee
Donoghue Forlines Tactical Allocation Fund	$198,920
Donoghue Forlines Tactical Income Fund	760,543
Donoghue Forlines Dividend Fund	614,804
Donoghue Forlines Momentum Fund	372,521
Donoghue Forlines Risk Managed Income Fund	521,885

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of each Fund, until at least October 31, 2025, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Advisor))) will not exceed 2.25%, 3.00% and 2.00% of all Funds except, Donoghue Forlines Tactical Allocation Fund, will not exceed 1.45%, 2.20% and 1.20% of the average daily net assets for Class A, Class C, and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

During the year ended June 30, 2025, the following Funds waived or recouped fees pursuant to the expense limitation agreement.

Fund	Fees Waived	Fees Recaptured
Donoghue Forlines Tactical Allocation Fund	$101,509	$—
Donoghue Forlines Dividend Fund	—	3,742
Donoghue Forlines Momentum Fund	—	81,782

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2026	June 30, 2027	June 30, 2028	Total
Donoghue Forlines Tactical Allocation Fund	$73,701	$98,406	$101,509	$273,616
Donoghue Forlines Momentum Fund	46,606	91,184	—	137,790

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Advisor. During the year ended June 30, 2025, the Donoghue Forlines Tactical Allocation Fund invested in the Abacus FCF Innovation Leaders ETF (formerly Donoghue Forlines Innovation ETF) and the Abacus FCF Real Assets Leaders ETF (formerly Donoghue Forlines Yield Enhanced Real Asset ETF) which were sub-advised by the Advisor. During the year ended June 30, 2025, the Donoghue Forlines Tactical Allocation Fund invested in the Donoghue Forlines Dividend Fund and the Donoghue Forlines Momentum Fund. The Advisor waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned Funds as follows:

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$102,353

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

of Class C shares for such distribution and shareholder service activities. For the year ended June 30, 2025, the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Allocation Fund	$7,921	$6,085
Donoghue Forlines Tactical Income Fund	6,182	6,877
Donoghue Forlines Dividend Fund	15,713	38,885
Donoghue Forlines Momentum Fund	2,293	5,929
Donoghue Forlines Risk Managed Income Fund	5,898	5,864

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the year ended June 30, 2025 the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Donoghue Forlines Tactical Allocation Fund	$306	$46
Donoghue Forlines Tactical Income Fund	—	—
Donoghue Forlines Dividend Fund	1,955	377
Donoghue Forlines Momentum Fund	3,495	745
Donoghue Forlines Risk Managed Income Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a fund has ownership of at least 5% of the voting securities or funds that share the same investment advisor. Companies that are affiliates at June 30, 2025 are noted in a Fund’s Schedule of Investments. Transactions during the year with the companies that are affiliated or were affiliates at the beginning of the year are as follows:

Donoghue Forlines Tactical Allocation Fund

					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
Abacus FCF Innovation Leaders ETF	$4,202,620	$150,846	$(4,829,484)	$1,558,879	$(1,082,861)	$—	$—	—
Abacus FCF Real Assets Leaders ETF	4,660,802	61,491	(4,925,914)	811,800	(608,179)	—	70,239	—
Veridien Climate Action ETF	2,531,390	25,055	(2,492,724)	(113,419)	49,698	—	—	—
Donoghue Forlines Dividend Fund Class I	—	6,712,557	(583,000)	6,187	448,207	6,583,951	129,557	672,532
Donoghue Forlines Momentum Fund Class I	—	8,602,387	(951,000)	(21,773)	878,766	8,508,380	—	531,110
				$2,241,674	$(314,369)	$15,092,331	$199,796

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

6.	SECURITIES LENDING

Under the securities lending agreement with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2025:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts of	Gross Amounts Offset in the Statements of Assets &	Net Amounts of Assets Presented in the Statements of Assets &	Financial Instruments	Pledged Collateral	Net Amount of
Assets:	Recognized Assets	Liabilities	Liabilities	Pledged	Received *	Assets
Donoghue Forlines Tactical Allocation Fund
Description:
Securities Loaned	$7,002,895	$—	$7,002,895	$—	$7,002,895	$—
Total	$7,002,895	$—	$7,002,895	$—	$7,002,895	$—

Donoghue Forlines Tactical Income Fund
Description:
Securities Loaned	$24,998,841	$—	$24,998,841	$—	$24,998,841	$—
Total	$24,998,841	$—	$24,998,841	$—	$24,998,841	$—

Donoghue Forlines Dividend Fund
Description:
Securities Loaned	$3,661,748	$—	$3,661,748	$—	$3,661,748	$—
Total	$3,661,748	$—	$3,661,748	$—	$3,661,748	$—

Donoghue Forlines Momentum Fund
Description:
Securities Loaned	$8,908,935	$—	$8,908,935	$—	$8,908,935	$—
Total	$8,908,935	$—	$8,908,935	$—	$8,908,935	$—

Donoghue Forlines Risk Managed Income Fund
Description:
Securities Loaned	$25,032,800	$—	$25,032,800	$—	$25,032,800	$—
Total	$25,032,800	$—	$25,032,800	$—	$25,032,800	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The following table breaks out the holdings received as collateral as of June 30, 2025:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Tactical Allocation Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$7,146,146

Donoghue Forlines Tactical Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$25,535,362

Donoghue Forlines Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$3,751,899

Donoghue Forlines Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$9,022,324

Donoghue Forlines Risk Managed Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$25,724,275

The fair value of the securities loaned for Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund totaled $7,002,895, $24,998,841, $ 3,661,748, $8,908,935 and $25,032,800 as of June 30, 2025, respectively. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $7,146,146, $25,535,362, $3,751,899, $9,022,324 and $25,724,275 for the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund as of June 30, 2025, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2025, and June 30, 2024 was as follows:

	For the period ended June 30, 2025
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$769,614	$—	$—	$769,614
Donoghue Forlines Tactical Income Fund	2,836,190	—	—	2,836,190
Donoghue Forlines Dividend Fund	1,318,118	—	—	1,318,118
Donoghue Forlines Momentum Fund	—	824,426	—	824,426
Donoghue Forlines Risk Managed Income Fund	5,008,830	—	—	5,008,830

	For the period ended June 30, 2024
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$735,035	$—	$—	$735,035
Donoghue Forlines Tactical Income Fund	2,520,070	—	—	2,520,070
Donoghue Forlines Dividend Fund	358,817	—	—	358,817
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	5,684,105	—	—	5,684,105

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Tactical Allocation Fund	$61,012	$—	$(2,922,140)	$—	$—	$1,549,374	$(1,311,754)
Donoghue Forlines Tactical Income Fund	—	—	(20,153,599)	—	(1,017,680)	(98,488)	(21,269,767)
Donoghue Forlines Dividend Fund	97,247	—	(116,808,117)	—	—	1,931,115	(114,779,755)
Donoghue Forlines Momentum Fund	2,318,456	705,032	—	—	(248,538)	6,232,789	9,007,739
Donoghue Forlines Risk Managed Income Fund	85,014	—	(5,656,401)	—	(2,616,004)	(487,038)	(8,674,429)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses of as follows:

Late Year
Fund	Losses
Donoghue Forlines Tactical Allocation Fund	$—
Donoghue Forlines Tactical Income Fund	—
Donoghue Forlines Dividend Fund	—
Donoghue Forlines Momentum Fund	248,538
Donoghue Forlines Risk Managed Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of as follows:

Post October
Fund	Losses
Donoghue Forlines Tactical Allocation Fund	$—
Donoghue Forlines Tactical Income Fund	1,017,680
Donoghue Forlines Dividend Fund	—
Donoghue Forlines Risk Managed Income Fund	2,616,004
Donoghue Forlines Momentum Fund	—

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

	Non-Expiring
Fund	Short Term	Long Term	Total	CLCF Utilized
Donoghue Forlines Tactical Allocation Fund	$2,922,140	$—	$2,922,140	$2,152,138
Donoghue Forlines Tactical Income Fund	19,400,952	752,647	20,153,599	1,439,974
Donoghue Forlines Dividend Fund	87,264,821	29,543,296	116,808,117	5,081,262
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	5,497,290	159,111	5,656,401	160,712

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

During the fiscal period ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, distributions in excess and use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025, as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Tactical Allocation Fund	$—	$—
Donoghue Forlines Tactical Income Fund	(15,533)	15,533
Donoghue Forlines Dividend Fund	—	—
Donoghue Forlines Momentum Fund	350,958	(350,958)
Donoghue Forlines Risk Managed Income Fund	—	—

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
Donoghue Forlines Tactical Allocation Fund	$31,873,378	$1,713,997	$(164,623)	$1,549,374
Donoghue Forlines Tactical Income Fund	101,076,431	743,689	(842,177)	(98,488)
Donoghue Forlines Dividend Fund	69,265,459	5,065,479	(3,134,364)	1,931,115
Donoghue Forlines Momentum Fund	76,864,079	6,558,408	(325,619)	6,232,789
Donoghue Forlines Risk Managed Income Fund	111,210,389	954,852	(1,441,890)	(487,038)

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund currently invests a portion of their assets in the underlying investment companies mentioned in the table below. The Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund may redeem their investments in these underlying investment companies at any time if the Advisor determines that it is in the best interest of the Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund and their shareholders to do so. The performance of the Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund financial statements. As of June 30, 2025, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Dononghue Forlines Tactical Allocation Fund	Donoghue Forlines Dividend Fund	25.1%
Dononghue Forlines Tactical Allocation Fund	Donoghue Forlines Momentum Fund	32.4%
Donoghue Forlines Tactical Income Fund	JPMorgan Ultra-Short Income ETF	33.0%
Donoghue Forlines Tactical Income Fund	SPDR Bloomberg 1-3 Month T-Bill	33.0%

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Matrix Trust Company	Donoghue Forlines Tactical Allocation Fund	51.81%
National Financial Services	Donoghue Forlines Tactical Income Fund	51.54%
National Financial Services	Donoghue Forlines Dividend Fund	40.39%
National Financial Services	Donoghue Forlines Momentum Fund	50.17%
National Financial Services	Donoghue Forlines Risk Managed Income Fund	59.21%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund (collectively, the “Funds”), each a fund constituting the Northern Lights Fund Trust (the “Trust”), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 28, 2025

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

Donoghue Forlines Funds

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/2/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/2/2025